Inventories - Narrative (Details) - USD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020
Inventory [Line Items]
Work-in-process, increase adjustment	$ 17.9	$ 25.2
Raw materials and supplies, decrease adjustment	$ (60.4)	(69.9)
Revision of Prior Period, Error Correction, Adjustment
Inventory [Line Items]
Work-in-process, increase adjustment		17.1
Raw materials and supplies, decrease adjustment		$ 17.1